OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule Of Accounts Receivable and Prepaid Expenses [Table Text Block]
	December 31,
	2014	2015

Prepaid expenses	$1,159	$2,132
Government authorities	1,081	2,317
Restricted deposits	149	-
Related parties	447	1,022
Other	583	773

	$3,419	$6,244